Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [abstract]
Trade and other receivables	$ (1,683)	$ 1,856	$ (607)
Inventories	1,107	(1,157)	(1,090)
Prepaid expenses and other current assets	(497)	(128)	21
Investment tax credit receivable	(743)	(95)	(65)
Payables and accrued liabilities	(823)	(418)	805
Deferred revenues	217
Provisions	276
Employee future benefits	(368)
Increase (decrease) in operating assets and liabilities	$ (2,514)	$ 58	$ (936)